Noncontrolling Interests (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Redeemable noncontrolling interest
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2113
Settlement value of mandatorily redeemable noncontrolling interests	$ 25.7
Carrying value of mandatorily redeemable noncontrolling interests	$ 9.5